Note 8 - Summary of Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.       Summary of Stock Options

Stock Option Plans

The Company has issued equity awards in the form of stock options from three employee benefit plans. The plans include the Company’s 2005 Stock Incentive Plan (the “2005 Plan”), the Viveve Amended and Restated 2006 Stock Plan (the “2006 Plan”) and the Company’s 2013 Stock Option and Incentive Plan, as amended (the “2013 Plan”).

The 2005 Plan was adopted by the Company’s board of directors and approved by its stockholders. As of March 31, 2016, 2,778 shares of common stock remain reserved for issuance under the 2005 Plan. The Company does not intend to grant further awards from the 2005 Plan, however, it will continue to administer the 2005 Plan until all outstanding awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2005 Plan covering a total of 2,778 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $102.68 per share and the weighted average remaining contractual term is 1.36 years.

The 2006 Plan was adopted by the board of directors of Viveve, Inc. and was terminated in conjunction with the merger that took place on September 23, 2014 between PLC Systems Inc., Viveve, Inc. and PLC Systems Acquisition Corp. (the “Merger”). Prior to the Merger, the board of directors voted to accelerate the vesting of all unvested options that were outstanding as of the date of the Merger such that all options would be immediately vested and exercisable by the holders. In conjunction with the Merger, the Company agreed to assume and administer the 2006 Plan and all outstanding options to purchase shares of Viveve, Inc. common stock issued from the 2006 Plan were converted into options to purchase shares of the Company’s common stock (rounded down to the nearest whole share). The number of shares of the Company’s common stock into which the 2006 Plan options were converted was determined by multiplying the number of shares covered by each 2006 Plan option by the exchange ratio of 0.0080497 (or .0010062 on a post- reverse stock split basis). The exercise price of each 2006 Plan option was determined by dividing the exercise price of each 2006 Plan option immediately prior to the Merger by the exchange ratio of 0.0080497 (or .0010062 on a post- reverse stock split basis) (rounded up to the nearest cent). There are currently outstanding stock option awards issued from the 2006 Plan covering a total of 39,024 shares of the Company’s common stock and no shares are available for future awards. The weighted average exercise price of the outstanding stock options is $11.10 per share and the weighted average remaining contractual term is 6.53 years.

The 2013 Plan was also adopted by the Company’s board of directors and approved by its stockholders. The 2013 Plan is administered by the Compensation Committee of the Company’s board of directors (the “Administrator”). Under the 2013 Plan, the Company may grant equity awards to eligible participants which may take the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted, deferred or unrestricted stock awards, performance based awards or dividend equivalent rights. Awards may be granted to officers, employees, nonemployee directors (as defined in the 2013 Plan) and other key persons (including consultants and prospective employees). The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Options granted generally vest over four years. Incentive stock options may be granted only to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than the fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the Company’s outstanding voting power must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. On July 22, 2015, the Company’s stockholders approved an amendment to the 2013 Plan increasing the number of shares of common stock authorized for awards under the 2013 Plan from 388,949 shares to a total of 1,262,500 shares. As of March 31, 2016, there are outstanding stock option awards issued from the 2013 Plan covering a total of 1,089,966 shares of the Company’s common stock and there remain reserved for future awards 130,918 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $6.01 per share, and the remaining contractual term is 9.36 years.

Activity under the 2005 Plan, the 2006 Plan and the 2013 Plan is as follows:

	Three Months Ended March 31, 2016
			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of	Exercise	Contractual	Value
	Shares	Price	Term (years)	(in thousands)

Options outstanding, beginning of period	1,022,195	$6.47	9.37	$-
Options granted	129,267	$6.35
Options exercised	(1,314)	$4.80
Options canceled	(18,380)	$8.55
Options outstanding, end of period	1,131,768	$6.42	9.24	$414,727

Vested and exercisable and expected to vest, end of period	1,035,338	$6.48	9.22	$392,137

Vested and exercisable, end of period	179,832	$9.86	7.90	$125,415

  The aggregate intrinsic value reflects the difference between the exercise price of the underlying stock options and the Company’s closing share price as of March 31, 2016.

The options outstanding and exercisable as of March 31, 2016 are as follows:

			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			March 31, 2016	Price	Term (Years)	March 31, 2016	Price

	$2.64		12,500	$2.64	9.12	-	$-
$3.68	-	$3.76	79,376	$3.75	8.86	21,498	$3.75
	$4.80		212,300	$4.80	8.43	81,288	$4.80
	$6.00		609,003	$6.00	9.72	29,599	$6.00
$6.24	-	$6.40	129,267	$6.35	9.91	-	$-
$7.12	-	$7.92	41,875	$7.67	9.35	-	$-
	$9.92		38,429	$9.92	6.59	38,429	$9.92
$56.00	-	$72.00	6,810	$69.63	1.42	6,810	$69.63
$96.00	-	$149.04	2,176	$119.53	1.49	2,176	$119.53
	$296.00		32	$296.00	1.48	32	$296.00
			1,131,768	$6.42	9.24	179,832	$9.86

Stock-Based Compensation

During the three months ended March 31, 2016 and 2015, the Company granted stock options to employees to purchase 129,267 and 79,375 shares of common stock with a weighted average grant date fair value of $3.56 and $2.00 per share, respectively. Stock-based compensation expense recognized during the three months ended March 31, 2016 and 2015 was $188,000 and $42,000, respectively. As of March 31, 2016, the total unrecognized compensation cost in connection with unvested stock options was approximately $2,598,000. These costs are expected to be recognized over a period of approximately 3.50 years. The aggregate intrinsic value of options exercised during the three months ended March 31, 2016 and 2015 was $2,000 and $0 respectively.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following assumptions:

	Three Months Ended
	March 31
	2016	2015

Expected term (in years)	5	5
Average volatility	66%	62%
Risk-free interest rate	1.55%	1.32%
Dividend yield	0%	0%

Option-pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on analysis of the Company’s stock price history over a period commensurate with the expected term of the options, trading volume of comparable companies’ stock, look-back volatilities and Company specific events that affected volatility in a prior period. The expected term of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is based on the history of exercises and cancellations on all past option grants made by the Company, the contractual term, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and does not anticipate issuing any dividends in the future.

The following table shows stock-based compensation expense included in the condensed consolidated statements of operations for the three months ended March 31, 2016 and 2015 (in thousands):

	Three Months Ended
	March 31,
	2016	2015

Research and development	$21	$4
Selling, general and administrative	167	38
Total	$188	$42

9.	Summary of Stock Options

Stock Option Plans

The Company has issued equity awards in the form of stock options from three employee benefit plans. The plans include the Company’s 2005 Stock Incentive Plan (the “2005 Plan”), the Viveve Amended and Restated 2006 Stock Plan (the “2006 Plan”) and the Company’s 2013 Stock Option and Incentive Plan (the “2013 Plan”).

The 2005 Plan was adopted by the Company’s board of directors and approved by its stockholders. As of December 31, 2015, 2,778 shares of common stock remain reserved for issuance under the 2005 Plan. The Company does not intend to grant further awards from the 2005 Plan, however, it will continue to administer the 2005 Plan until all outstanding awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2005 Plan covering a total of 2,778 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $102.68 per share and the weighted average remaining contractual term is 1.36 years.

The 2006 Plan was adopted by the board of directors of Viveve and was terminated in conjunction with the Merger. Prior to the Merger, the board of directors voted to accelerate the vesting of all unvested options that were outstanding as of the date of the Merger such that all options would be immediately vested and exercisable by the holders. In conjunction with the Merger, the Company agreed to assume and administer the 2006 Plan and all outstanding options to purchase shares of Viveve, Inc. common stock issued from the 2006 Plan were converted into options to purchase shares of the Company’s common stock (rounded down to the nearest whole share). The number of shares of the Company’s common stock into which the 2006 Plan options were converted was determined by multiplying the number of shares covered by each 2006 Plan option by the exchange ratio of 0.0080497. The exercise price of each 2006 Plan option was determined by dividing the exercise price of each 2006 Plan option immediately prior to the Merger by the exchange ratio of 0.0080497 (rounded up to the nearest cent). There are currently outstanding stock option awards issued from the 2006 Plan covering a total of 40,266 shares of the Company’s common stock and no shares are available for future awards. The weighted average exercise price of the outstanding stock options is $12.33 per share and the weighted average remaining contractual term is 6.64 years.

The 2013 Plan was also adopted by the Company’s board of directors and approved by its stockholders. The 2013 Plan is administered by the Compensation Committee of the Company’s board of directors (the “Administrator”). Under the 2013 Plan, the Company may grant equity awards to eligible participants which may take the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted, deferred or unrestricted stock awards, performance based awards or dividend equivalent rights. Awards may be granted to officers, employees, nonemployee directors (as defined in the 2013 Plan) and other key persons (including consultants and prospective employees). The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Options granted generally vest over four years. Incentive stock options may be granted only to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than the fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the Company’s outstanding voting power must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. On July 22, 2015, the Company’s stockholders approved an amendment to the 2013 Plan increasing the number of shares of common stock authorized for awards under the 2013 Plan from 388,949 shares to a total of 1,262,500 shares. As of December 31, 2015, there are outstanding stock option awards issued from the 2013 Plan covering a total of 979,151 shares of the Company’s common stock and there remain reserved for future awards 243,047 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $5.96 per share, and the remaining contractual term is 9.51 years.

Activity under the 2005 Plan, the 2006 Plan and the 2013 Plan is as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Number Of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)

Options outstanding, beginning of period	286,501	$8.16	9.32	$-	45,427	$9.92	8.80
Options granted	753,880	$5.80			237,687	$4.80
Options assumed from PLC	-	$-			8,530	$81.92
Options exercised	-	$-			(20)	$0.96
Options canceled	(18,186)	$5.10			(5,123)	$14.64
Options outstanding, end of period	1,022,195	$6.47	9.37	$1,194,180	286,501	$8.16	9.15	$-

Vested and exercisable and expected to vest, end of period	927,286	$6.54	9.33	$1,094,069	262,490	$8.47	9.10	$-

Vested and exercisable, end of period	121,886	$12.63	7.20	$143,458	65,020	$19.61	7.13	$-

The aggregate intrinsic value reflects the difference between the exercise price of the underlying stock options and the Company’s closing share price as of December 31, 2015.

The options outstanding and exercisable as of December 31, 2015 are as follows:

				Options Outstanding		Options Exercisable
Range of Exercise Prices			Number Outstanding as of December 31, 2015	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Number Exercisable as of December 31, 2015	Weighted Average Exercise Price

$2.64	-	$4.80	313,002	$4.45	8.72	73,197	$4.80
$6.00	-	$9.92	699,554	$6.32	9.76	39,050	$9.92
$56.00	-	$96.00	7,393	$69.76	1.59	7,393	$69.76
$104.00	-	$296.00	2,246	$126.98	1.57	2,246	$126.98
			1,022,195	$6.47	9.37	121,886	$12.63

Stock-Based Compensation

During the years ended December 31, 2015 and 2014, the weighted-average grant date fair value of options granted was $3.13 and $2.58 per share, respectively. Stock-based compensation expense recognized during the year ended December 31, 2015 and 2014 was $220,000 and $184,000, respectively. As of December 31, 2015, the total unrecognized compensation cost in connection with unvested stock options was approximately $2.4 million. These costs are expected to be recognized over a period of approximately 3.71 years. The aggregate intrinsic value of options exercised during the years ended December 31, 2015 and 2014 was $0.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following assumptions:

	Year Ended December 31,
	2015	2014

Expected term (in years)	5	5
Average volatility	63%	61%
Risk-free interest rate	1.70%	1.80%
Dividend yield	0%	0%

Option-pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on analysis of the Company’s stock price history over a period commensurate with the expected term of the options, trading volume of comparable companies’ stock, look-back volatilities and Company specific events that affected volatility in a prior period. The expected term of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is based on the history of exercises and cancellations on all past option grants made by the Company, the contractual term, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and does not anticipate issuing any dividends in the future.

The following table shows stock-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2015	2014

Research and development	$18	$5
Selling, general and administrative	202	179
Total	$220	$184

Prior to the Merger, the Company’s board of directors approved the acceleration of vesting of all unvested stock options that were outstanding under the 2006 Plan as of the date of the Merger. For the year ended December 31, 2014, the Company recorded additional stock-based compensation expense (primarily in selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2014) of approximately $103,000 associated with the acceleration of vesting of approximately 17,500 affected stock options.